Schedule of Changes in Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Beginning balance	$ 45,373	$ 141,695
Additions, cost
Interest expense	9,905	18,179
Lease payments	(14,449)	(22,921)
Currency translation adjustment	(6,300)	(2,538)
Modification of lease	12,406	(89,042)
Termination of lease	(46,935)
Ending balance		$ 45,373